share-based compensation - TELUS Corporation employee share purchase plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
share-based compensation
Dividend reinvestment in common shares	$ 819	$ 655
Employee share purchase plan
share-based compensation
Dividend reinvestment in common shares	$ 57	$ 54